Investments - Company's Investment in ABCP (Detail) (ABCP [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ABCP [Member]
Schedule of Equity Method Investments [Line Items]
Balance, beginning of year	$ 90	$ 82	$ 84
Valuation adjustment	8	15	0
Cash receipts	0	(9)	0
Foreign exchange and other	(6)	2	(2)
Balance, end of year	$ 92	$ 90	$ 82